Consolidated statements of financial position - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Non-current assets
Property, plant and equipment	¥ 769,306	¥ 534,634	¥ 419,894
Right-of-use assets	2,900,860	2,552,600	2,342,589
Intangible assets	19,554	25,277	43,066
Goodwill	21,643	21,069	19,388
Deferred tax assets	104,130	161,617	154,333
Other investments	90,603	73,870
Trade and other receivables	135,796	74,641	28,274
Prepayments			201,682
Term deposits	100,000	100,000
Interests in equity-accounted investees	15,783
Total non-current assets	4,157,675	3,543,708	3,209,226
Current assets
Other investments	252,866	205,329	210,523
Inventories	1,922,241	1,450,519	1,188,095
Trade and other receivables	1,518,357	1,150,156	1,056,198
Cash and cash equivalents	6,415,441	6,489,213	5,348,492
Restricted cash	7,970	27,073	32,376
Term deposits	210,759	581,715	236,878
Total current assets	10,327,634	9,904,005	8,072,562
Total assets	14,485,309	13,447,713	11,281,788
EQUITY
Share capital	95	95	92
Additional paid-in capital	6,331,375	7,254,871	7,982,824
Other reserves	1,114,568	1,106,718	993,307
(Accumulated losses)/retained earnings	1,722,157	539,331	(1,944,581)
Equity attributable to equity shareholders of the Company	9,168,195	8,901,015	7,031,642
Non-controlling interests	23,022	17,253	(4,242)
Total equity	9,191,217	8,918,268	7,027,400
Non-current liabilities
Contract liabilities	40,954	46,754	51,658
Loans and borrowings	6,533	7,215	6,503
Other payables	12,411
Lease liabilities	797,986	556,801	393,068
Deferred income	29,229	33,080	14,488
Total non-current liabilities	887,113	643,850	465,717
Current liabilities
Loans and borrowings	726		445
Trade and other payables	3,389,826	3,019,302	3,072,991
Contract liabilities	324,028	292,887	361,522
Lease liabilities	447,319	328,933	257,997
Deferred income	6,644	6,778	6,295
Current taxation	238,436	237,695	89,421
Total current liabilities	4,406,979	3,885,595	3,788,671
Total liabilities	5,294,092	4,529,445	4,254,388
Total equity and liabilities	¥ 14,485,309	¥ 13,447,713	¥ 11,281,788